Commitments and Contingencies - Additional Information - Logitel (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2015 maintenance_and_safety_unit	Aug. 31, 2014 maintenance_and_safety_unit	Jun. 30, 2016 USD ($) hull	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2017 USD ($)
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings				$ 223,355,000	$ 318,078,000	$ 40,079,000
Minimum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued				0
Maximum
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued				14,000,000
Stavanger Spirit
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued							$ 186,200,000
Stavanger Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss			$ 170,000,000
Nantong Spirit | Logitel Offshore Rig III LLC
Loss Contingencies [Line Items]
Range of possible losses in addition to what has already been accrued								$ 51,900,000
Nantong Spirit | Minimum
Loss Contingencies [Line Items]
Estimate of possible loss				10,000,000
Nantong Spirit | Maximum
Loss Contingencies [Line Items]
Estimate of possible loss				40,000,000
UMS segment
Loss Contingencies [Line Items]
Reversed contingent liabilities			14,500,000
Operating segments | UMS segment
Loss Contingencies [Line Items]
Write-down of assets related to newbuildings			$ 43,700,000	0	$ 0	$ 43,650,000
Logitel
Loss Contingencies [Line Items]
Percentage of ownership interest acquired		100.00%
Number of units for maintenance and safety | maintenance_and_safety_unit	1	3
Loss contingency accrual				$ 43,000,000
Logitel | Sevan Marine ASA
Loss Contingencies [Line Items]
Number of hulls to be converted | hull			2